Summary of Operations by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 3,456.5	$ 3,706.4	$ 3,853.8
Operating income	219.5	319.2	324.6
Depreciation and amortization	159.6	174.6	194.8
Total assets	2,510.0	2,420.4	2,612.2
Capital expenditures	151.4	132.6	134.4
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue
Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,456.5	3,706.4	3,853.8
Corporate
Segment Reporting Information [Line Items]
Revenue
Operating income	(90.1)	(95.1)	(35.5)
Depreciation and amortization
Total assets	979.5	951.3	1,056.3
Capital expenditures	2.9	3.7	9.8
Corporate | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(122.5)	(123.1)	(102.6)
Corporate | Operating Segments
Segment Reporting Information [Line Items]
Revenue	(122.5)	(123.1)	(102.6)
Services
Segment Reporting Information [Line Items]
Revenue	2,996.1	3,192.4	3,354.6
Operating income	186.7	204.6	231.8
Depreciation and amortization	91.8	102.4	116.4
Total assets	1,126.7	1,085.9	1,164.7
Capital expenditures	78.8	64.7	65.2
Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	1.7	3.8	6.3
Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	2,997.8	3,196.2	3,360.9
Technology
Segment Reporting Information [Line Items]
Revenue	460.4	514.0	499.2
Operating income	122.9	209.7	128.3
Depreciation and amortization	67.8	72.2	78.4
Total assets	403.8	383.2	391.2
Capital expenditures	69.7	64.2	59.4
Technology | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	120.8	119.3	96.3
Technology | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 581.2	$ 633.3	$ 595.5